Supplemental Condensed Consolidated Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012	Jan. 28, 2011
Current assets:
Cash and cash equivalents	$ 247.6	$ 301.0	$ 486.8	$ 302.1
Accounts receivable, net	1,374.0	1,205.3
Other receivables	51.5	42.1
Other current assets	87.0	85.6
Deferred tax assets	3.0	1.6
Income taxes	6.5	3.5
Inventories	1,488.0	1,397.0
Total current assets	3,257.6	3,036.1
Non-current assets:
Property, plant and equipment, net	487.6	430.4
Other assets	114.0	99.9
Deferred tax assets	113.7	104.1
Retirement benefit asset	56.3	48.5
Total assets	4,029.2	3,719.0	3,611.4
Current liabilities:
Loans and overdrafts	19.3
Accounts payable	162.9	155.9
Accrued expenses and other current liabilities	328.5	326.4
Deferred revenue	173.0	159.7
Deferred tax liabilities	113.1	129.6
Income taxes	103.9	100.3
Total current liabilities	900.7	871.9
Non-current liabilities:
Other liabilities	121.7	111.3
Deferred revenue	443.7	405.9
Total liabilities	1,466.1	1,389.1	1,332.3
Total shareholders' equity	2,563.1	2,329.9	2,279.1	1,939.0
Total liabilities and shareholders' equity	4,029.2	3,719.0
Signet Jewelers Limited
Current assets:
Cash and cash equivalents	1.4	13.4	6.1	9.8
Intercompany receivables, net	47.7	37.3
Other current assets		0.2
Total current assets	49.1	50.9
Non-current assets:
Investment in subsidiaries	2,526.3	2,288.9
Total assets	2,575.4	2,339.8
Current liabilities:
Accrued expenses and other current liabilities	12.3	9.9
Total current liabilities	12.3	9.9
Non-current liabilities:
Total liabilities	12.3	9.9
Total shareholders' equity	2,563.1	2,329.9
Total liabilities and shareholders' equity	2,575.4	2,339.8
Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	237.0	271.3	471.6	275.0
Accounts receivable, net	1,361.3	1,198.8
Other receivables	51.1	41.8
Other current assets	86.5	85.0
Deferred tax assets	2.8	1.1
Income taxes	6.0	3.5
Inventories	1,434.5	1,360.9
Total current assets	3,179.2	2,962.4
Non-current assets:
Property, plant and equipment, net	481.5	429.7
Investment in subsidiaries	1,452.8	1,335.3
Other assets	110.4	99.9
Deferred tax assets	113.6	104.1
Retirement benefit asset	56.3	48.5
Total assets	5,393.8	4,979.9
Current liabilities:
Loans and overdrafts	19.3
Accounts payable	160.5	160.0
Intercompany payables, net	285.7	753.1
Accrued expenses and other current liabilities	313.1	312.3
Deferred revenue	173.0	159.7
Deferred tax liabilities	113.1	129.6
Income taxes	101.3	95.9
Total current liabilities	1,166.0	1,610.6
Non-current liabilities:
Intercompany payables, net	1,098.0	600.0
Other liabilities	118.5	106.1
Deferred revenue	443.7	405.9
Total liabilities	2,826.2	2,722.6
Total shareholders' equity	2,567.6	2,257.3
Total liabilities and shareholders' equity	5,393.8	4,979.9
Non-Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	9.2	16.3	9.1	17.3
Accounts receivable, net	12.7	6.5
Intercompany receivables, net	238.0	715.8
Other receivables	0.4	0.3
Other current assets	0.5	0.4
Deferred tax assets	0.2	0.5
Income taxes	0.5
Inventories	53.5	36.1
Total current assets	315.0	775.9
Non-current assets:
Property, plant and equipment, net	6.1	0.7
Investment in subsidiaries	1,143.2	1,039.3
Intercompany receivables, net	1,098.0	600.0
Other assets	3.6
Deferred tax assets	0.1
Total assets	2,566.0	2,415.9
Current liabilities:
Accounts payable	2.4	(4.1)
Accrued expenses and other current liabilities	3.1	4.2
Income taxes	2.6	4.4
Total current liabilities	8.1	4.5
Non-current liabilities:
Other liabilities	3.2	5.2
Total liabilities	11.3	9.7
Total shareholders' equity	2,554.7	2,406.2
Total liabilities and shareholders' equity	2,566.0	2,415.9
Eliminations
Current assets:
Intercompany receivables, net	(285.7)	(753.1)
Total current assets	(285.7)	(753.1)
Non-current assets:
Investment in subsidiaries	(5,122.3)	(4,663.5)
Intercompany receivables, net	(1,098.0)	(600.0)
Total assets	(6,506.0)	(6,016.6)
Current liabilities:
Intercompany payables, net	(285.7)	(753.1)
Total current liabilities	(285.7)	(753.1)
Non-current liabilities:
Intercompany payables, net	(1,098.0)	(600.0)
Total liabilities	(1,383.7)	(1,353.1)
Total shareholders' equity	(5,122.3)	(4,663.5)
Total liabilities and shareholders' equity	$ (6,506.0)	$ (6,016.6)